Shareholders' equity (Schedule of Options Outstanding under 2011 Plan and 2019 Plan) (Details) - 2011 plan and 2019 plan - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of options	4,299,728	4,460,289
Outstanding Weighted average remaining contractual life (in years)	7 years 9 months 15 days	8 years 26 days
Exercisable Number of options	1,876,598	1,662,729
Exercisable Weighted average remaining contractual life (years)	7 years 18 days	6 years 10 months 6 days
Outstanding Aggregate intrinsic value	$ 61,692	$ 60,513
Exercisable Aggregate intrinsic value	$ 33,522	$ 29,601
$0.00 - $0.33
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit	$ 0.00	$ 0.00
Exercise price, upper limit	$ 0.33	$ 0.33
Outstanding Number of options	156,152	157,655
Outstanding Weighted average remaining contractual life (in years)	8 years 5 months 12 days	8 years 7 months 21 days
Exercisable Number of options	53,385	45,546
Exercisable Weighted average remaining contractual life (years)	7 years 10 months 24 days	7 years 9 months 11 days
Exercisable Aggregate intrinsic value		$ 0
$1.61 - $2.01
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit	$ 1.61	$ 1.61
Exercise price, upper limit	$ 2.01	$ 2.01
Outstanding Number of options	407,225	449,173
Outstanding Weighted average remaining contractual life (in years)	4 years 4 months 17 days	4 years 6 months 29 days
Exercisable Number of options	407,225	449,173
Exercisable Weighted average remaining contractual life (years)	4 years 4 months 17 days	4 years 6 months 29 days
Exercisable Aggregate intrinsic value		$ 0
$4.48 - $5.55
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit	$ 4.48	$ 4.48
Exercise price, upper limit	$ 5.55	$ 5.55
Outstanding Number of options	1,310,243	1,482,296
Outstanding Weighted average remaining contractual life (in years)	7 years 6 months 15 days	7 years 7 months 17 days
Exercisable Number of options	796,711	880,095
Exercisable Weighted average remaining contractual life (years)	7 years 4 months 17 days	7 years 4 months 17 days
Exercisable Aggregate intrinsic value		$ 0
$8.70 - $10.84
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit	$ 8.70	$ 8.70
Exercise price, upper limit	$ 10.84	$ 10.84
Outstanding Number of options	252,945	324,749
Outstanding Weighted average remaining contractual life (in years)	6 years 8 months 23 days	8 years 2 months 19 days
Exercisable Number of options	117,441	111,809
Exercisable Weighted average remaining contractual life (years)	5 years 11 months 23 days	7 years 9 months 7 days
Exercisable Aggregate intrinsic value		$ 0
$12.78 - $18.46
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit	$ 12.78	$ 12.78
Exercise price, upper limit	$ 18.46	$ 18.46
Outstanding Number of options	1,428,806	1,475,433
Outstanding Weighted average remaining contractual life (in years)	8 years 8 months 27 days	8 years 11 months 19 days
Exercisable Number of options	376,172	93,148
Exercisable Weighted average remaining contractual life (years)	8 years 8 months 27 days	8 years 10 months 10 days
Exercisable Aggregate intrinsic value		$ 0
$21.81-$24.79
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit	$ 21.81	$ 21.81
Exercise price, upper limit	$ 24.79	$ 24.79
Outstanding Number of options	544,582	570,983
Outstanding Weighted average remaining contractual life (in years)	9 years 1 month 17 days	9 years 4 months 28 days
Exercisable Number of options	125,248	82,958
Exercisable Weighted average remaining contractual life (years)	9 years 1 month 24 days	9 years 5 months 19 days
$25.82-$27.90
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit	$ 25.82
Exercise price, upper limit	$ 27.90
Outstanding Number of options	199,775
Outstanding Weighted average remaining contractual life (in years)	6 years 10 months 17 days
Exercisable Number of options	416
Exercisable Weighted average remaining contractual life (years)	6 years 10 months 17 days